NET LOSS PER COMMON SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Computation of Earnings Per Share
The following table sets forth the computation of basic and diluted loss per share:

	For the Nine Months ended September 30, 2017	For the Nine Months ended September 30, 2016
	(Unaudited)	(Unaudited)
Numerator:
Net loss available to common stockholders	$(9,129,929)	$(13,608,126)
Denominator:
Denominator for basic and diluted loss per share (weighted-average shares)	28,396,928	25,049,831

Net loss per common share, basic and diluted	$(0.32)	$(0.54)

The following table sets forth the computation of basic and diluted loss per share:

	For the	For the
	year ended	year ended
	December 31,	December 31,
	2016	2015
Numerator:
Net loss available to common stockholders	$(19,235,140)	$(19,123,933)
Denominator:
Denominator for basic and diluted loss per share (weighted-average shares)	25,483,353	21,165,083
Net loss per common share, basic and diluted	$(0.75)	$(0.90)

Schedule of antidilutive securities excluded from computation diluted shares outstanding
The following were excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact on the Company’s net loss. In periods where the Company has a net loss, all dilutive securities are excluded.

	September 30, 2017	September 30, 2016
	(Unaudited)	(Unaudited)
Common stock equivalents:
Stock options	1,794,453	1,794,453
Stock warrants	2,497,763	4,311,166
Restricted stock units	1,047,224	848,765
Convertible preferred stock	2,725,092	2,725,092
Total	8,064,532	9,679,476

The following were excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact on the Company’s loss from continuing operations and loss from discontinued operations. In periods where the Company has a net loss, all dilutive securities are excluded.

	December 31,	December 31,
	2016	2015
Common stock equivalents:
Stock options	1,794,453	1,811,121
Stock warrants	4,311,166	2,810,579
Restricted stock units	845,765	842,770
Convertible preferred stock	2,725,092	1,841,528
Total	9,676,476	7,305,998